Revenue From Contract With Customer - Summary of disaggregation of revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenues	$ 610,299	$ 693,927	$ 798,175
Postpaid Wireless
Disaggregation of Revenue [Line Items]
Revenues	243,835	251,754
Prepaid Wireless
Disaggregation of Revenue [Line Items]
Revenues	158,172	191,601
Wireline Service
Disaggregation of Revenue [Line Items]
Revenues	83,545	69,317	61,804
Equipment Sales
Disaggregation of Revenue [Line Items]
Revenues	106,259	157,506	$ 221,610
Other Wireless Service And Other Revenues
Disaggregation of Revenue [Line Items]
Revenues	18,488	23,749
New Zealand
Disaggregation of Revenue [Line Items]
Revenues	458,858	486,380
New Zealand | Postpaid Wireless
Disaggregation of Revenue [Line Items]
Revenues	174,000	170,371
New Zealand | Prepaid Wireless
Disaggregation of Revenue [Line Items]
Revenues	91,528	88,771
New Zealand | Wireline Service
Disaggregation of Revenue [Line Items]
Revenues	83,545	69,317
New Zealand | Equipment Sales
Disaggregation of Revenue [Line Items]
Revenues	101,860	149,103
New Zealand | Other Wireless Service And Other Revenues
Disaggregation of Revenue [Line Items]
Revenues	7,925	8,818
Bolivia
Disaggregation of Revenue [Line Items]
Revenues	151,001	206,804
Bolivia | Postpaid Wireless
Disaggregation of Revenue [Line Items]
Revenues	69,835	81,383
Bolivia | Prepaid Wireless
Disaggregation of Revenue [Line Items]
Revenues	66,644	102,830
Bolivia | Equipment Sales
Disaggregation of Revenue [Line Items]
Revenues	4,399	8,403
Bolivia | Other Wireless Service And Other Revenues
Disaggregation of Revenue [Line Items]
Revenues	10,123	14,188
Other Country
Disaggregation of Revenue [Line Items]
Revenues	440	743
Other Country | Other Wireless Service And Other Revenues
Disaggregation of Revenue [Line Items]
Revenues	$ 440	$ 743